Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) - NIO Incentive Plans - Employees ¥ in Thousands	6 Months Ended
Jun. 30, 2025 CNY (¥) $ / shares shares
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	61,852,743
Granted | shares	22,782,772
Vested | shares	(14,457,009)
Forfeited | shares	(9,532,496)
Unvested, Ending Balance | shares	60,646,010
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares	$ 10.96
Granted | $ / shares	3.82
Vested | $ / shares	10.35
Forfeited | $ / shares	9.52
Unvested, Ending Balance | $ / shares	$ 8.65
Restricted shares
Weighted Average Grant Date Fair Value, Restricted shares
Unrecognized share-based compensation expenses, other than options | ¥	$ 2,317,968
Weighted-average period for unrecognized expenses expected to be recognized	2 years 11 months 12 days